Other Noninterest Income and Expense (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other noninterest income:
Revenue from check and stored value cards			$ 4,250	$ 275
Net loss from trading securities portfolio			(2,773)	(646)
Change in fair value of FSC derivatives			11,427	238
Trust fees			5,050	411
Service charges on depositor accounts			11,376	724
Commission and insurance agency income			2,765	2,159	2,645
Direct bill fees and insurance service fee income			4,613	4,109	4,140
Other			7,962	1,303
Other noninterest income	16,991	7,307	44,670	8,573	6,785
Other noninterest expense:
Marketing			17,257	2,245
Data processing			17,922	4,033	434
Printing, stationery and supplies			4,583	4,033
Funding fees			4,403	735
Unreimbursed loan closing costs			30,095	5,944
Amortization of intangible assets			11,087	1,986	1,525
Acquisition costs			117	6,570	2,603
Management Fees				1,025	1,098
Accounting fees			5,455	2,269	852
Other professional services			37,806	5,004	412
Other			59,222	524	2,869
Other noninterest expense	$ 49,838	$ 47,401	$ 187,947	$ 34,368	$ 9,793